SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Schedule of fair values recognized in relation to the restricted shares
	Year ended December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
Cost of sales	—	—	—
Administrative expenses	(223)	—	—
	(223)	—	—